Organization and basis of accounting	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization And Basis Of Accounting
Organization and basis of accounting

Note 1 – Organization and basis of accounting

Basis of Presentation and Organization

Yappa World Incorporated is a Delaware corporation. The Company is a development-stage Company that offers audio and video commenting services for Internet websites. They offer multimedia commenting tools, as part of a comprehensive strategy designed to maximize a website’s content/audience participation. The Company was incorporated under the laws of the State of Delaware on January 21, 2015. On that date, the Company was authorized to issue 10,000,000 shares of common stock at $0.001 par value.

On August 14, 2015 the Company filed an Amended and Restated Certificate of Incorporation whereby it is authorized to issue 30,000,000 shares of common stock having a par value of $0.0001 per share and 20,000,000 shares of preferred stock, having a par value of $0.0001 per share. On June 06, 2017, the Company increased its authorized shares of common stock from 30,000,000 to 100,000,000, having a par value of $0.0001. On June 06, 2017, the Company also created 3,000,000 shares of Series A convertible preferred stock.

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”). The Company is a development stage enterprise devoting substantial efforts to establishing a new business, financial planning, raising capital, and research into products which may become part of the Company’s product portfolio. The Company has not realized significant sales through since inception. A development stage company is defined as one in which all efforts are devoted substantially to establishing a new business and, even if planned principal operations have commenced, revenues are insignificant.

The accompanying financial statements have been prepared assuming the continuation of the Company as a going concern. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and is dependent on debt and equity financing to fund its operations. Management of the Company is making efforts to raise additional funding until a registration statement relating to an equity funding facility is in effect. While management of the Company believes that it will be successful in its capital formation and planned operating activities, there can be no assurance that the Company will be able to raise additional equity capital, or be successful in the development and commercialization of the products it develops or initiates collaboration agreements thereon. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Note 1 – Organization and Basis of Accounting

Yappa World Incorporated is a Delaware corporation. The Company is a development-stage Company that offers audio and video commenting services for Internet websites. They offer multimedia commenting tools, as part of a comprehensive strategy designed to maximize a website’s content/audience participation. The Company was incorporated under the laws of the State of Delaware on January 21, 2015. On that date, the Company was authorized to issue 10,000,000 shares of common stock at $0.001 par value.

On August 14, 2015 the Company filed an Amended and Restated Certificate of Incorporation whereby it is authorized to issue 30,000,000 shares of common stock having a par value of $0.0001 per share and 20,000,000 shares of preferred stock, having a par value of $0.0001 per share.

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”). The Company is a development stage enterprise devoting substantial efforts to establishing a new business, financial planning, raising capital, and research into products which may become part of the Company’s product portfolio. The Company has not realized significant sales through since inception. A development stage company is defined as one in which all efforts are devoted substantially to establishing a new business and, even if planned principal operations have commenced, revenues are insignificant.